Components of Deferred Tax Assets and Liabilities (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Deferred tax assets
Accrued pension and severance costs	$ 2,446	¥ 230,021		¥ 236,978
Accrued expenses and liabilities for quality assurances	5,108	480,428		369,985
Other accrued employees' compensation	1,155	108,599		106,265
Operating loss carryforwards for tax purposes	1,711	160,936		337,992
Tax credit carryforwards	1,076	101,251		108,426
Property, plant and equipment and other assets	1,606	151,043		147,906
Other	2,420	227,596		296,934
Gross deferred tax assets	15,522	1,459,874		1,604,486
Less - Valuation allowance	(3,028)	(284,835)	(3,288)	(309,268)	(280,685)	(239,269)
Total deferred tax assets	12,494	1,175,039		1,295,218
Deferred tax liabilities
Unrealized gains on securities	(4,135)	(388,901)		(210,475)
Undistributed earnings of foreign subsidiaries	(274)	(25,713)		(27,581)
Undistributed earnings of affiliated companies accounted for by the equity method	(6,029)	(567,054)		(504,776)
Basis difference of acquired assets	(379)	(35,647)		(34,120)
Lease transactions	(6,915)	(650,389)		(576,809)
Other	(712)	(66,923)		(54,749)
Gross deferred tax liabilities	(18,444)	(1,734,627)		(1,408,510)
Net deferred tax liability	(5,950)	(559,588)		(113,292)
Deferred tax assets
Deferred income taxes (Current assets)	7,968	749,398		718,687
Investments and other assets - Other	1,065	100,199		91,857
Deferred tax liabilities
Other current liabilities	(247)	(23,258)		(14,953)
Deferred income taxes (Long-term liabilities)	(14,736)	(1,385,927)		(908,883)
Net deferred tax liability	$ (5,950)	¥ (559,588)		¥ (113,292)